Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Series A Preferred Stock [Member]
Preferred Stock, issuance costs	$ 18	$ 6
Series B Preferred Stock [Member]
Preferred Stock, issuance costs			30
Series C Preferred Stock [Member]
Preferred Stock, issuance costs			$ 110